Nature of Operations and Going Concern (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Nature of Operations and Going Concern
Net loss	$ (1,512,918)	$ (3,621,884)	$ (2,898,510)
Accumulated deficit	(120,091,493)	(118,596,001)
Cash flows from operating activities	(615,505)	(2,021,752)	$ (2,472,410)
Current liabilities exceeded current assets	$ 6,459,206	$ 7,313,034